Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes
Provision for current or deferred federal income taxes	$ 0	$ 0
Accrued tax expense	0	0
Accrued interest and penalties	$ 0	$ 0
Revenue Recognition
Maximum period for final settlement of hydrocarbon sales	2 months
Texas | Maximum
Income Taxes
Statutory income tax rate (as a percent)	0.70%